Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

22.    Subsequent Events

Subsequent to the six months ended June 30, 2023, the Company:

i.       Signed an Option Agreement with 1107385 B.C. Ltd.

On September 19, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. The key deal terms are as follows:

The Company will issue a non-refundable payment equal to $1,800,000 and if paid in Common Shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The initial payment will be broken up into the First Option Payment, the Second Option Payment and the Third Option Payment, upon signing, 15 days after signing, 30 days after signing respectively.

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site. Additional payments will be made based upon milestones achieved from the development. Additional milestones include THC cultivation, sales of product, CBD cultivation, and Hemp cultivation. This is similar to a mining agreement where operators buy the right to mine a site. In this case, the Company has purchased the right to develop the farming land.

Further payment milestones include:

•        Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

•        Upon sale of THC product cultivated from the property, $500,000 will be paid.

•        Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid.

•        Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid.

On September 22, 2023, the Company and 1107385 amended and restated the Prior Agreement (the “Amended and Restated Agreement”) to remove the cash payment option and Share Cap for the First Option Payment, and agreed to issue 879,895 Shares in full consideration for the First Option Payment (issued subsequently). The remaining terms and conditions of the Prior Agreement remain in full force and effect.

ii.      Issued the following shares:

d.      140,746 Common Shares to a consultant of the Company in replacement for the cancelled shares made in June 2023.

e.      582,193 Common Shares pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023 to convert $360,960 of the total remaining outstanding balance, including accrued interest, under the promissory note issued in January 2023 for a principal amount of $328,000 into Common Shares of the Company at $0.62 per share.

f.       879,895 Common Shares pursuant to the first option payment under the amended and restated option agreement entered with 1107385 to purchase certain farming land properties.

Loan Agreements:

1.      On August 8, 2023, the Company received a loan of C$25,000 ($18,617) from Essos Corporate Services Inc., a third party. The loan is unsecured, bears interest of 18% per annum and payable within 12 months.

2.      On August 18, 2023, the Company received loans of C$24,000 ($17,714) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

3.      On September 14, 2023, the Company received loans of C$40,000 ($29,575) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

4.      On September 27, 2023, the Company received loans of C$3,000 ($2,219) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

5.      On October 13, 2023, the Company received loans of C$40,000 ($29,258) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

6.      On October 13, 2023, the Company received loans of C$40,000 ($29,258) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

7.      On December 19, 2023, the Company received a loan of C$22,440 ($17,000) from 1434646 B.C. Ltd., a third party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

8.      On December 19, 2023, the Company received loans of C$22,440 ($17,000) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

9.      On December 21, 2023, the Company received loans of C$21,000 ($15,754) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

10.    On December 21, 2023, the Company received a loan of C$21,000 ($15,754) from Nate Rajakumar, a third party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

11.    On January 10, 2024, the Company received loans of C$40,000 ($29,891) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

12.    On January 10, 2024, the Company received loans of C$40,000 ($29,891) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

Property Option Agreement:

On September 19, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. The key deal terms are as follows:

The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The initial payment will be broken up into the First Option Payment, the Second Option Payment and the Third Option Payment, upon signing, 15 days after signing, 30 days after signing respectively.

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site. Additional payments will be made based upon milestones achieved from the development. Additional milestones include THC cultivation, sales of product, CBD cultivation, and Hemp cultivation. This is similar to a mining agreement where operators buy the right to mine a site. In this case, the Company has purchased the right to develop the farming land.

Further payment milestones include:

•        Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

•        Upon sale of THC product cultivated from the property, $500,000 will be paid.

•        Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid.

•        Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid.

On September 22, 2023, the Company and 1107385 amended and restated the Prior Agreement (the “Amended and Restated Agreement”) to remove the cash payment option and Share Cap for the First Option Payment, and agreed to issue 879,895 Shares in full consideration for the First Option Payment (issued subsequently). The remaining terms and conditions of the Prior Agreement remain in full force and effect.

Share issuances:

1.      On May 2, 2023, the Company issued 637,254 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 475,959 of these common shares with a fair value of $528,315 were returned on June 30, 2023 and recorded on accounts payable.

2.      On July 26, 2023, 140,746 common shares issued to a consultant of the Company in replacement for the cancelled shares made in June 2023.

3.      On August 14, 2023, 582,193 common shares issued pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023 to convert $360,960 of the total remaining outstanding balance, including accrued interest, under the promissory note issued in January 2023 for a principal amount of $328,000 into Common Shares of the Company at $0.62 per share.

4.      On October 11, 2023, 879,895 common shares issued pursuant to the first option payment under the amended and restated option agreement entered with 1107385 to purchase certain farming land properties.

5.      On February 2, 2024, the Company announced closing of registered direct offering with issuance of 280,851 common shares at a purchase price of $0.406 per share and pre-funded warrants to purchase 1,462,991 common shares at a price of $0.4059 per share. The pre-funded warrants are immediately exercisable for $0.0001 per share and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant.

6.      On February 2, 2024, the Company issued 560,100 common shares pursuant to exercise of pre-funded warrants.

7.      On February 13, 2024, the Company issued 560,000 common shares pursuant to exercise of pre-funded warrants.

Legal Settlement:

On April 29, 2023, Trevor Scott, former CFO of the Company, issued a claim against the Company for amounts owing under his employment agreement totaling £420,659.95. On January 15, 2024, the Company and Trevor Scott entered into a settlement agreement for termination payment of GBP67,392 ($85,760).

On May 12, 2023, Tejinder Virk, former CEO of the Company, issued a claim for Detriment and dismissal for alleged protected disclosures totaling £1,630,302.22. The claim has been denied in it’s entirely. As of December 28, 2023, the list of issues to be agreed upon are outstanding and pending further document disclosures, bundle to be agreed by February 1, 2024, witness statements due for exchange by March 28, 2024.

On May 15, 2023, Vidya Iyer, the Company’s former SVP of Finance issued a claim for amounts owing under her employment agreement totaling £151,774. Claim has been denied in its entirety and a counter-claim lodged for losses caused by the Claimant. Final hearing by video is slated between April 3, 2024 to April 5, 2024. Claimant updated her schedule of loss on December 19, 2023. Documents to be exchanged by January 8, 2024 with bundle to be produced by January 29, 2024. Witness statements to be exchanged by March 18, 2024.

Sale of RPK:

On February 1, 2024, the Company entered into an Amended Non-Binding Letter of Intent with Somai Pharmaceuticals Ltd. for the sale of RPK, its Portuguese subsidiary.

Pursuant to the provisions set forth in the LOI, the duration of said LOI has been extended through the 31st day of March, 2024. Furthermore, the stipulated purchase price therein has been amended to an aggregate of Two Million United States Dollars (USD $2,000,000) from Two Million Seven Hundred Thousand United States Dollars (USD $2,700,000) which include all current liabilities of RPK which are approximately 4,000,000 Euros. In alignment with the terms of the proposed transaction, a deposit amounting to Five Hundred Thousand United States Dollars (USD $500,000) shall be securely placed in an escrow account with the remainder of the amount due upon successful completion of said transaction.

22.    Subsequent Events

On January 26, 2023, the Company issued 4,210,525 Common Shares at a fair value of $1,178,947 on the RSUs granted.

On March 8, 2023, the Company announced that it expects to implement a 1-for-10 reverse stock split on its ordinary shares effective Thursday March 9, 2023.

On March 29, 2023, the Company announced that it received a notification letter (the “Notification Letter on Compliance”) from the Listing Qualifications Department of The Nasdaq Stock Market Inc. (the “Nasdaq”) dated March 27, 2023, indicating that the Company has regained compliance with the minimum bid price requirement set forth in Rule 5550(a)(2) of the Nasdaq Listing Rules (the “Minimum Bid Price Requirement”).

Loan Agreements:

1.      On August 8, 2023, the Company received a loan of C$25,000 ($18,617) from Essos Corporate Services Inc., a third party. The loan is unsecured, bears interest of 18% per annum and payable within 12 months.

2.      On August 18, 2023, the Company received loans of C$24,000 ($17,714) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

3.      On September 14, 2023, the Company received loans of C$40,000 ($29,575) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

4.      On September 27, 2023, the Company received loans of C$3,000 ($2,219) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

5.      On October 13, 2023, the Company received loans of C$40,000 ($29,258) from 1248787 B.C. Ltd, a company controlled by a director of the Company, Jatinder Dhaliwal. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

6.      On October 13, 2023, the Company received loans of C$40,000 ($29,258) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 18% per annum and payable within 12 months.

7.      On December 19, 2023, the Company received a loan of C$22,440 ($17,000) from 1434646 B.C. Ltd., a third party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

8.      On December 19, 2023, the Company received loans of C$22,440 ($17,000) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

9.      On December 21, 2023, the Company received loans of C$21,000 ($15,754) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

10.    On December 21, 2023, the Company received a loan of C$21,000 ($15,754) from Nate Rajakumar, a third party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

11.    On January 10, 2024, the Company received loans of C$40,000 ($29,891) from 1226053 B.C. Ltd, a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

12.    On January 10, 2024, the Company received loans of C$40,000 ($29,891) from Mercantile Holdings Ltd., a third party. The loans are unsecured, bear interest of 7% per annum and payable within 12 months.

Property Option Agreement:

On September 19, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. The key deal terms are as follows:

The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The initial payment will be broken up into the First Option Payment, the Second Option Payment and the Third Option Payment, upon signing, 15 days after signing, 30 days after signing respectively.

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site. Additional payments will be made based upon milestones achieved from the development. Additional milestones include THC cultivation, sales of product, CBD cultivation, and Hemp cultivation. This is similar to a mining agreement where operators buy the right to mine a site. In this case, the Company has purchased the right to develop the farming land.

Further payment milestones include:

•        Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

•        Upon sale of THC product cultivated from the property, $500,000 will be paid.

•        Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid.

•        Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid.

On September 22, 2023, the Company and 1107385 amended and restated the Prior Agreement (the “Amended and Restated Agreement”) to remove the cash payment option and Share Cap for the First Option Payment, and agreed to issue 879,895 Shares in full consideration for the First Option Payment (issued subsequently). The remaining terms and conditions of the Prior Agreement remain in full force and effect.

Share issuances:

1.      On May 2, 2023, the Company issued 637,254 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 475,959 of these common shares with a fair value of $528,315 were returned on June 30, 2023 and recorded on accounts payable.

2.      On July 26, 2023, 140,746 common shares issued to a consultant of the Company in replacement for the cancelled shares made in June 2023.

3.      On August 14, 2023, 582,193 common shares issued pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023 to convert $360,960 of the total remaining outstanding balance, including accrued interest, under the promissory note issued in January 2023 for a principal amount of $328,000 into Common Shares of the Company at $0.62 per share.

4.      On October 11, 2023, 879,895 common shares issued pursuant to the first option payment under the amended and restated option agreement entered with 1107385 to purchase certain farming land properties.

5.      On February 2, 2024, the Company announced closing of registered direct offering with issuance of 280,851 common shares at a purchase price of $0.406 per share and pre-funded warrants to purchase 1,462,991 common shares at a price of $0.4059 per share. The pre-funded warrants are immediately exercisable for $0.0001 per share and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant.

6.      On February 2, 2024, the Company issued 560,100 common shares pursuant to exercise of pre-funded warrants.

7.      On February 13, 2024, the Company issued 560,000 common shares pursuant to exercise of pre-funded warrants.

Legal Settlement:

On April 29, 2023, Trevor Scott, former CFO of the Company, issued a claim against the Company for amounts owing under his employment agreement totaling £420,659.95. On January 15, 2024, the Company and Trevor Scott entered into a settlement agreement for termination payment of GBP67,392 ($85,760).

On May 12, 2023, Tejinder Virk, former CEO of the Company, issued a claim for Detriment and dismissal for alleged protected disclosures totaling £1,630,302.22. The claim has been denied in it’s entirely. As of December 28, 2023, the list of issues to be agreed upon are outstanding and pending further document disclosures, bundle to be agreed by February 1, 2024, witness statements due for exchange by March 28, 2024.

On May 15, 2023, Vidya Iyer, the Company’s former SVP of Finance issued a claim for amounts owing under her employment agreement totaling £151,774. Claim has been denied in its entirety and a counter-claim lodged for losses caused by the Claimant. Final hearing by video is slated between April 3, 2024 to April 5, 2024. Claimant updated her schedule of loss on December 19, 2023. Documents to be exchanged by January 8, 2024 with bundle to be produced by January 29, 2024. Witness statements to be exchanged by March 18, 2024.

Sale of RPK:

On February 1, 2024, the Company entered into an Amended Non-Binding Letter of Intent with Somai Pharmaceuticals Ltd. for the sale of RPK, its Portuguese subsidiary.

Pursuant to the provisions set forth in the LOI, the duration of said LOI has been extended through the 31st day of March, 2024. Furthermore, the stipulated purchase price therein has been amended to an aggregate of Two Million United States Dollars (USD $2,000,000) from Two Million Seven Hundred Thousand United States Dollars (USD $2,700,000) which include all current liabilities of RPK which are approximately 4,000,000 Euros. In alignment with the terms of the proposed transaction, a deposit amounting to Five Hundred Thousand United States Dollars (USD $500,000) shall be securely placed in an escrow account with the remainder of the amount due upon successful completion of said transaction.

19.    Subsequent events

1.      Appointment of Directors

On 20 February 2022, the Company appointed the following individuals to the board of directors:

•        Bridget Baker

•        Gila Jones

•        Gugu Dingaan

All three of the above directors were appointed as independent non-executive directors and, following their appointment, increased the total number of directors of the Company to seven, with a majority of directors being considered to be independent.

2.      Private Placement

On 14 January 2022, the Company completed a second interim closing of a private placement, which saw subscribers receive 154,000 Common Shares of the Company in lieu of gross proceeds of $385,000. On 10 February 2022, the Company completed its third and final closing of a private placement which saw subscribers receive 8,000 Common Shares of the Company in lieu of gross proceeds of $20,000.

3.      Conversion of Debenture

On 14 March 2022, and immediately prior to an Initial Public Offering of the Company, Akanda Corp. issued 1,645,745 Common Shares to Halo Collective, Inc. (“Halo”) at a price of $4 each to settle the principal amount ($6,559,294) plus accrued interest ($23,686) owing to Halo in terms of a convertible debenture agreement, which totalled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.

4.      ESG Trust

On 17 March 2022, the Company issued 869,963 Common Shares to the Akanda Bokamoso Empowerment Trust in terms of unconditional awards vested to the Akanda Bokamoso Empowerment Trust in terms of the Company’s Employee Share Ownership Plan. The Akanda Bokamoso Empowerment Trust has been established by Akanda Corp. as an ESG Trust to benefit employees of Akanda Corp. and its subsidiaries, especially those who are disadvantaged and vulnerable persons living in the Kingdom of Lesotho.

5.      IPO & Listing

On 17 March 2022, the Company completed an Initial Public Offering and listed on the Nasdaq stock exchange. The Initial Public Offering saw the Company issue 4,000,000 Common Shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.

6.      Conversion of Warrant

On 22 March 2022, the Company’s underwriter’s, Boustead Securities Limited (“BSL”), exercised a purchase warrant to acquire 234,839 Common Shares. In terms of the purchase warrant held by the underwriters, BSL are entitled to purchase up to 280,000 Common Shares of the Company at a strike price of $5 per share. In terms of the warrant, BSL are entitled to convert their warrant into a right to purchase up to a maximum of 280,000 Akanda Common Shares based on the following formula:

X = Y(A-B)/A

Where:

•        A = the fair market value per Akanda share at the time of exercise ($31)

•        B = the strike per share ($5)

•        A – B = the difference between the fair market value of an Akanda common share at the time of exercise and the strike price of the warrant ($26),

•        Y = the maximum number of shares issuable to BSL under the warrant (280,000 Common Shares)

•        X = the number of Common Shares issuable to BSL upon exercise B multiplied by the number of shares exercisable under the warrant, and divided by the fair market value per share at the time of the exercising of the warrant.

•        On 22 March 2022, BSL exercised the warrant at an underling fair value price per share of $31 per share and are entitled to receive 234,839 Common Shares in accordance with the above formula as net settlement of the purchase warrant, which was calculated as follows:

7.      Acquisition of Holigen Limited

On 20 April 2022, announced it has entered into a definitive agreement to acquire 100% of the issued and outstanding shares of Holigen Limited (“Holigen”) from The Flowr Corporation. Holigen is the owner of RPK Biopharma Unipessoal, Lda (“RPK”) a Portugal-based cultivator, manufacturer and distributor of medical cannabis products. Under the terms of the definitive agreement, Akanda will acquire Holigen for a combination of US$3.0 million in cash (C$3.75 million), 1.9 million Akanda Common Shares, and the assumption at RPK of approximately US$4.3 million (€4.0 million) of debt which is non-recourse to Akanda. In addition, to further align Akanda and Flowr, concurrently with the closing of the acquisition, Akanda will purchase 14,285,714 Flowr Common Shares for aggregate gross proceeds to Flowr of approximately US$790,000 (C$1.0 million) at a price per share of C$0.07.

The acquisition, which has been approved by the Boards of Directors of both companies, is expected to close during the second quarter of 2022, and is subject to the satisfaction or waiver of customary closing conditions, including the approval by the TSX Venture Exchange.